Equity (Details) - USD ($)					1 Months Ended		12 Months Ended
	Jun. 03, 2024	Feb. 05, 2024	Aug. 31, 2023	Jun. 17, 2022	Nov. 22, 2024	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01
Stock holders equity note stock split							ratio of 1-for-60 so that every 60 shares issued is combined to 1 share
Issued ordinary shares to DTC		46,040
Aggregating to ordinary shares		1,607,349
Ordinary shares sold (in Dollars)							$ 1,000	$ 162,000
Price per share (in Dollars per share)							$ 0.01
Conversion price per share (in Dollars per share)			$ 0.4			$ 0.4
Conversion price percentage			85.00%			85.00%
Conversion floor price (in Dollars)			$ 0.0787			$ 0.0787
Converted shares							220,175
Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)	$ 3,888,889
Aggregate purchase price agreement (in Dollars)	$ 3,500,000
Warrants purchase share	830,957
Initial price per share (in Dollars per share)	$ 3.51
Commitment common shares	50,000
Share issued for employee incentive plan					40,000,000
Ordinary shares [member]
Equity [Line Items]
Price per share (in Dollars per share)			$ 0.01			$ 0.01
Top of range [Member]
Equity [Line Items]
Reduced ordinary shares		93,679,260
Bottom of range [Member]
Equity [Line Items]
Reduced ordinary shares		1,561,309
First Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)	$ 1,427,778
Aggregate purchase price agreement (in Dollars)	$ 238,888.88
Warrants purchase share	305,080
Common shares issued	51,045
First Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares	18,357
First Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares	3,071
Second And Third Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)	$ 951,851.84
Aggregate purchase price agreement (in Dollars)	$ 159,259.26
Warrants purchase share	203,387
Common shares issued	34,029
Second And Third Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares	12,238
Second And Third Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares	2,048
September 2023 Purchases Agreement [Member]
Equity [Line Items]
Ordinary shares sold (in Dollars)			$ 1,004,705			$ 1,004,705
September 2023 Purchases Agreement [Member] | Series A Convertible Preferred Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share)			$ 0.01			$ 0.01
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share)				$ 4.75
Gross proceeds (in Dollars)				$ 12,400,000
Public offering shares				2,609,474
Overallotment [Member]
Equity [Line Items]
Price per share (in Dollars per share)				$ 4.75
Gross proceeds (in Dollars)				$ 1,860,000
Public offering shares				391,421